Cover	May 12, 2026
Cover [Abstract]
8-K/A	8-K
Amendment Flag	true
Amendment Description	This filing is being made to file a copy of Exhibit 3.2, the Certificate of Merger between RYVYL Merger Sub Inc. and RTB Digital, Inc., indicated in the original filing of this Current Report on Form 8-K, filed on May 13, 2025, as being filed by amendment.
Document Period End Date	May 12, 2026
Entity File Number	001-34294
Entity Registrant Name	RYVYL Inc.
Entity Central Index Key	0001419275
Entity Tax Identification Number	22-3962936
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3111 Camino Del Rio North
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(855)
Local Phone Number	201-161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false